Consolidated Statements of Shareholders' Equity - JPY (¥) ¥ in Thousands	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2015	¥ (556,162)	¥ 1,938,649	¥ 25,499,857	¥ (392,070)	¥ 36,014,128	¥ 339,378	¥ 62,843,780
BALANCE (in shares) at Mar. 31, 2015			46,701,000
Subsidiary stock issuance						3,692	3,692
Issuance of common stock upon exercise of stock options			¥ 9,642		(9,632)		10
Issuance of common stock upon exercise of stock options (in shares)			10,400
Stock-based compensation (Note 14)					55,337		55,337
Net income	4,038,282					151,740	4,190,022
Other comprehensive loss, net of tax		(741,980)				3,958	(738,022)
Dividends paid (Note 14)	(1,010,844)						(1,010,844)
Balance at Mar. 31, 2016	2,471,276	1,196,669	¥ 25,509,499	(392,070)	36,059,833	498,768	¥ 65,343,975
BALANCE (in shares) at Mar. 31, 2016			46,711,400
Issuance of common stock upon exercise of stock options (in shares)
Stock-based compensation (Note 14)					57,678		¥ 57,678
Net income	3,166,510					165,561	3,332,071
Other comprehensive loss, net of tax		1,303,031					1,303,031
Dividends paid (Note 14)	(1,125,841)						(1,125,841)
Dividends paid to noncontrolling interests						(26,000)	(26,000)
Purchase of treasury stock				(1,504,714)			(1,504,714)
Balance at Mar. 31, 2017	4,511,945	2,499,700	¥ 25,509,499	(1,896,784)	36,117,511	638,329	67,380,200
BALANCE (in shares) at Mar. 31, 2017			46,711,400
Issuance of common stock upon exercise of stock options			¥ 2,305		(2,303)		¥ 2
Issuance of common stock upon exercise of stock options (in shares)			2,400				2,400
Stock-based compensation (Note 14)					57,321		¥ 57,321
Net income	5,108,949					169,991	5,278,940
Other comprehensive loss, net of tax		2,575,172					2,575,172
Dividends paid (Note 14)	(1,216,666)						(1,216,666)
Dividends paid to noncontrolling interests						(46,800)	(46,800)
Change in ownership for non-controlling interests and others					3,408	(43,020)	(39,612)
Balance at Mar. 31, 2018	¥ 8,404,228	¥ 5,074,872	¥ 25,511,804	¥ (1,896,784)	¥ 36,175,937	¥ 718,500	¥ 73,988,557
BALANCE (in shares) at Mar. 31, 2018			46,713,800